REVENUE AND DEFERRED REVENUES (Tables)	12 Months Ended
Dec. 31, 2022
REVENUE AND DEFERRED REVENUES
Schedule of disaggregated revenue by segment

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Xiaomi Wearable Products	4,438,081	3,340,857	1,697,053
Self-branded products and other	1,995,282	2,909,252	2,445,809
Total	6,433,363	6,250,109	4,142,862

Schedule of deferred revenue and refund liability

	As of December 31,
	2021	2022
	RMB	RMB
Accounts receivables	537,084	682,103
Amounts due from related parties	295,614	138,614
Deferred revenue	87,980	61,164
Refund liability (sales return)	5,745	6,932